ORGANIZATION, PRINCIPAL ACTIVITIES,GOING CONCERN AND MANAGEMENT'S PLANS	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated financial statements include the financial statements of Wins Finance Holdings Inc. (“Wins Finance”) and its subsidiaries, Wins Finance Group Limited (“WFG”), Full Shine Capital Resources Limited (“Full Shine”), Jinshang International Financial Leasing Co., Ltd. (“Jinshang Leasing”), Shanxi Jinchen Agriculture Co., Ltd. (“Jinchen Agriculture),Shanxi Dongsheng Finance Guarantee Co., Ltd. (“Dongsheng Guarantee”) , Dalian Ruikai Taifu Investment Management Co., Ltd. (“Ruikai Taifu) and Zhongrui Xuikai Beijing Technology Co., Ltd. (“Zhongrui Xuikai”). Wins Finance and its subsidiaries are collectively referred to as the “Company”.

Wins Finance was incorporated in the Cayman Islands as an exempt company on February 17, 2015 and is then a wholly owned subsidiary of Sino Mercury Acquisition Corp.

WFG was incorporated under the laws of British Virgin Islands on July 27, 2014 and was initially owned 100% by Mr. Wang Hong. On October 23, 2014, WFG acquired a wholly-owned subsidiary, Full Shine, which is a shell company incorporated in the laws of the Hong Kong Special Administrative Region (the “HKSAR” or “Hong Kong”), for HK$1.

On December 2, 2014, WFG, through Full Shine, acquired 100% of the equity capital of Jinshang Leasing, a PRC Company, by means of a share exchange (the “Jinshang Leasing Share Exchange”) pursuant to which WFG issued 30,000,000 ordinary shares to a personal holding Company owned by Mr. Wang Hong in exchange for Mr. Wang Hong’s transferring 100% of the equity capital of Jinshang Leasing to Full Shine.

The share exchange among WFG, Full Shine and Mr. Wang Hong is considered in substance to be a capital transaction, rather than a business combination transaction, because prior to the share exchange WFG and Full Shine did not have any operations, had an immaterial amount of assets, and were controlled by the same owner as Jinshang Leasing. WFG’s financial statements as of and for the year ended June 30, 2015 consolidate WFG, Full Shine, Jinshang Leasing, and Jinshang Leasing’s direct and indirect wholly-owned PRC subsidiaries Jinchen Agriculture, Dongsheng Guarantee and Tianjin Jiaming. Following the completion of the capital transaction, WFG conducted business operations primarily through Jinshang Leasing and Dongsheng Guarantee.

Jinshang Leasing was incorporated on May 18, 2009 in Beijing, the People’s Republic of China (the “PRC”) under the laws of PRC and engages primarily in providing financing lease services to small and medium-sized companies and related financing consulting services in the PRC.

Tianjin Jiaming was incorporated on April 23, 2014 as a wholly-owned subsidiary of Jinshang Leasing. Tianjin Jiaming did not conduct any business activities from its inception through September 30, 2015, and it was dissolved on March 30, 2018.

Dongsheng Guarantee was incorporated on February 22, 2006 in Jinzhong City, Shanxi Province, PRC under the laws of PRC and is mainly engaged in providing credit guarantees to small and medium-sized companies and related consulting finance services in the PRC and it was disposed on January 6, 2021.

Jinchen Agriculture was incorporated on February 29, 2012 in Jinzhong City, Shanxi Province, PRC under the laws of PRC. Jinchen Agriculture did not conduct any business activities from its inception through September 30, 2015 and it was disposed on January 6, 2021.

Ruikai Taifu was incorporated on October 11, 2021 in Dalian City Liaoling Province, PRC under the laws of PRC.Ruikai Taifu is mainly engaged in business services in China and is the subsidiary of the company.

On April 1, 2022, pursuant to the Capital Increase Agreement, the Company, through Ruikai Taifu, held a 71.43% equity interest in Zhongrui Xuikai, a company registered in Beijing, China. Zhongrui Xuikai is mainly engaged in technology promotion, application services and medical device sales.

On October 26, 2015, Wins Finance consummated the transactions contemplated by the Agreement and Plan of Reorganization (the “Merger Agreement”), dated as of April 24, 2015 and amended on May 5, 2015, by and among Wins Finance, Sino Mercury Acquisition Corp. (“Sino”), WFG and the shareholders of WFG (the “WFG Shareholders”).

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS (CON’T)

Upon the closing of the transactions contemplated by the Merger Agreement (the “Closing”), (i) Sino merged with and into Wins Finance with Wins Finance surviving the merger (the “Merger”) and (ii) the WFG Shareholders exchanged 100% of the ordinary shares of WFG for cash and ordinary shares of Wins Finance (the “Share Exchange” together with the Merger, the “Transactions”).

WFG is an integrated financing solution provider with operations located primarily in Jinzhong City, Shanxi Province and Beijing, China. WFG’s goal is to assist Chinese small & medium enterprises, including microenterprises, which have limited access to financing, in improving their overall fund-raising capability and enable them to obtain funding for business development.

As a result of the Transactions, the former members of WFG own approximately 78.0% of the stock of Wins Finance and the former stockholders of Sino own the remaining 22.0%.

The Transactions are accounted for as a “reverse merger” and recapitalization at the date of the consummation of the Transactions since the former members of WFG owned a majority of common stock of the Company and WFG’s operations will be the operations of Sino following the Transactions. Accordingly, WFG is deemed to be the accounting acquirer in the Transactions and, consequently, the Transactions are treated as a recapitalization of WFG. As a result, the assets and liabilities and the historical operations that will be reflected in the Sino’s financial statements after consummation of the Transactions will be those of WFG and will be recorded at the historical cost basis of WFG. Sino’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of WFG upon consummation of the Transactions. As such, WFG is the continuing entity for financial reporting purpose. SEC Manual requires that in a reverse acquisition of historical shareholder’s equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid-in-capital. Therefore, the financial statements have been prepared as if WFG had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.

WHL was incorporated on November 10, 2015 in New York and was disposed on June 30, 2016 to Ms. Wenyu Li, an individual beneficially owning 8.1% of the Company’s ordinary Shares as of June 30, 2016, for a cash consideration of $270,000, which was the net asset value of WHL on the date of disposal. WHL did not conduct any business activities from its inception.

On December 13, 2016, Appelo Ltd. and Wits Global Ltd., each an entity controlled by Mr. Wang Hong (collectively, the “Sellers”) entered into an agreement to transfer all of the ordinary shares of Wins Finance owned by them (an aggregate of 13,440,000 ordinary shares (approximately 67% of the Company’s outstanding ordinary shares)) to Freeman FinTech Corporation Limited (“Freeman”), a company listed on the Hong Kong Stock Exchange. In connection with the transaction, the Seller transferred certain rights in a registration rights agreement to Freeman.

On August 2, 2017, Spectacular Bid Limited, a wholly owned subsidiary of Freeman, completed the acquisition of approximately 67% of the Company’s outstanding shares, and thereafter, Spectacular Bid Limited and Freeman become the Company’s immediate and ultimate holding company.

On June 9, 2020, the Changzhi Public Security Bureau ( the “Bureau”) enforced a judgement against Jinchen Agriculture. Pursuant to the action, the Bureau froze the assets of Jincheng Agriculture and its subsidiaries. Up to the date of the report, the Company’s management was unable to determine the cause of the freeze as the authorities have not provided such information, but it has advised that the Company no longer has control of the assets or operations of Jinchen Agriculture and its subsidiary Dongsheng Guarantee. Therefore, until the freeze is lifted, the Company will not be able to consolidate Shanxi Jinchen and its subsidiary Dongsheng Guarantee into its financial statements. The Company’s other business are unaffected by the freeze and continue to operate normally.

Jinshang Leasing has entered into an agreement for disposal of Jinchen Agriculture and Dongsheng Guarantee to Shanghai Guyan Investment Management Co., Ltd on January 6, 2021.

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS (CON’T)

As at 30 June 2022 and the date of approval of the consolidated financial statements, the Company had the following wholly-owned subsidiaries:

Place and date of
Name of entity	establishment	Registered capital	Principal activities

Wins Finance Group	British Virgin Islands	US$ 30,000,100.00	A holding company 100%
Limited(“WFG”)	July 27, 2014		owned by Wins Finance

Full Shine Capital	Hong Kong		A holding company 100%
Resources Limited	August 01, 2013	HK$ 1.00	owned by WFG
(“Full Shine”)

Jinshang International	PRC	US$ 180,000,000.00	A company providing
Financial Leasing	May 18, 2009		financial leasing services and
Co.,Ltd (“Jingshang Leasing”)			100% owned by Full shine

Dalian Ruikai Taifu	PRC		A company providing
Investment Management	October 11, 2021	RMB 100,000,000.00	business service industry and
Co.,Ltd (“Ruikai Taifu”)			60% owned by Full shine

Zhongrui Xuikai Beijing	PRC		A company providing
Technology Co., Ltd	June 22, 2018	RMB 28,000,000.00	medical equipment sales and
(“Zhongrui Xuikai”)			71.43% owned by Ruikai Taifu

Going concern and management plans

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations in the foreseeable future and that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations. In addition, Note 17 to the Company financial statements, which describes the uncertainty related to the outcome of the lawsuit filed against the Company. During the financial year ended 30 June 2022, the Company incurred a net loss of US $2,863,113 and as of 30 June 2022, its stockholders’ deficit was US$ 5,391,902 its net current liabilities was US $3,536,000. The Company’s revenue in the year ended June 30 2022  decreased significantly as compared with the year ended June 30 2021 due to the continued adverse impact of the COVID-19 outbreak on the Company’s financial leasing business and the Company had made specific allowance for the lease payment with amount to US$ 119,067,356 as of June 30 2022 based on the specific risk of collectability of the lessee was identified. The Company’s ability to continue as a going concern dependents upon:

(1)the continued financial support from its related party or its ability to obtain external financing; or

(2)further implement management’s business plan to extend its operations and generate sufficient revenues to meet its obligations.

While the Company believes in the viability of its strategy to increase sales volume and in its ability to raise additional funds, there can be neither any assurances to that effect, nor any assurance that the Company will be successful in securing sufficient funds to sustain the operations.

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS (CON’T)

Going concern and management plans (con’t)

As of June 30, 2022, the Company’s having a minimum cash balance on the consolidated statement of financial position. The Company has taken an intensive review of operations and expenditures, including selling, distribution, and administration expenses, to identify and eliminate inefficiencies and redundancies in order to preserve cash while maintaining the business. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from June 30, 2022. These consolidated financial statements do not reflect adjustments to the carrying value of assets and liabilities, reported expenses and statement of financial position classification that would be necessary if going concern assumption was not appropriate. These adjustments could be material.

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated financial statements include the financial statements of Wins Finance Holdings Inc. (“Wins Finance”) and its subsidiaries, Wins Holdings LLC (“WHL”),Wins Finance Group Limited (“WFG”), Full Shine Capital Resources Limited (“Full Shine”), Jinshang International Financial Leasing Co., Ltd. (“Jinshang Leasing”), Shanxi Jinchen Agriculture Co., Ltd. (“Jinchen Agriculture) and Shanxi Dongsheng Finance Guarantee Co., Ltd. (“Dongsheng Guarantee”). Wins Finance and its subsidiaries are collectively referred to as the “Company”.

Wins Finance was incorporated in the Cayman Islands as an exempt company on February 17, 2015 and was then a wholly owned subsidiary of Sino Mercury Acquisition Corp.

WFG was incorporated under the laws of British Virgin Islands on July 27, 2014 and was initially owned 100% by Mr. Wang Hong. On October 23, 2014, WFG acquired a wholly-owned subsidiary, Full Shine, which is a shell company incorporated in the laws of the Hong Kong Special Administrative Region (the “HKSAR” or “Hong Kong”), for HK$1.

On December 2, 2014, WFG, through Full Shine, acquired 100% of the equity capital of Jinshang Leasing, a PRC Company, by means of a share exchange (the “Jinshang Leasing Share Exchange”) pursuant to which WFG issued 30,000,000 ordinary shares to a personal holding Company owned by Mr. Wang Hong in exchange for Mr. Wang Hong’s transferring 100% of the equity capital of Jinshang Leasing to Full Shine.

The share exchange among WFG, Full Shine and Mr. Wang Hong is considered in substance to be a capital transaction, rather than a business combination transaction, because prior to the share exchange WFG and Full Shine did not have any operations, had an immaterial amount of assets, and were controlled by the same owner as Jinshang Leasing. WFG’s financial statements as of and for the year ended June 30, 2015 consolidate WFG, Full Shine, Jinshang Leasing, and Jinshang Leasing’s direct and indirect wholly-owned PRC subsidiaries Jinchen Agriculture, Dongsheng Guarantee and Tianjin Jiaming. Following the completion of the capital transaction, WFG conducted business operations primarily through Jinshang Leasing and Dongsheng Guarantee.

Jinshang Leasing was incorporated on May 18, 2009 in Beijing, the People’s Republic of China (the “PRC”) under the laws of PRC and engages primarily in providing financing lease services to small and medium-sized companies and related financing consulting services in the PRC.

Tianjin Jiaming was incorporated on April 23, 2014 as a wholly-owned subsidiary of Jinshang Leasing. Tianjin Jiaming did not conduct any business activities from its inception through September 30, 2015, and it was dissolved on March 30, 2018.

Dongsheng Guarantee was incorporated on February 22, 2006 in Jinzhong City, Shanxi Province, PRC under the laws of PRC and is mainly engaged in providing credit guarantees to small and medium-sized companies and related consulting finance services in the PRC.And it was disposed on January 6, 2021.

Jinchen Agriculture was incorporated on February 29, 2012 in Jinzhong City. Shanxi Province, PRC under the laws of PRC. Jinchen Agriculture did not conduct any business activities from its inception through September 30, 2015. And it was disposed on January 6, 2021.

On October 26, 2015, Wins Finance consummated the transactions contemplated by the Agreement and Plan of Reorganization (the “Merger Agreement”), dated as of April 24, 2015 and amended on May 5, 2015, by and among Wins Finance, Sino Mercury Acquisition Corp. (“Sino”), WFG and the shareholders of WFG (the “WFG Shareholders”).

Upon the closing of the transactions contemplated by the Merger Agreement (the “Closing”), (i) Sino merged with and into Wins Finance with Wins Finance surviving the merger (the “Merger”) and (ii) the WFG Shareholders exchanged 100% of the ordinary shares of WFG for cash and ordinary shares of Wins Finance (the “Share Exchange” together with the Merger, the “Transactions”).

WFG is an integrated financing solution provider with operations located primarily in Jinzhong City, Shanxi Province and Beijing, China. WFG’s goal is to assist Chinese small & medium enterprises, including microenterprises, which have limited access to financing, in improving their overall fund-raising capability and enable them to obtain funding for business development.

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS (CON’T)

As a result of the Transactions, the former members of WFG own approximately 78.0% of the stock of Wins Finance and the former stockholders of Sino own the remaining 22.0%.

The Transactions are accounted for as a “reverse merger” and recapitalization at the date of the consummation of the Transactions since the former members of WFG owned a majority of common stock of the Company and WFG’s operations will be the operations of Sino following the Transactions. Accordingly, WFG is deemed to be the accounting acquirer in the Transactions and, consequently, the Transactions are treated as a recapitalization of WFG. As a result, the assets and liabilities and the historical operations that will be reflected in the Sino’s financial statements after consummation of the Transactions will be those of WFG and will be recorded at the historical cost basis of WFG. Sino’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of WFG upon consummation of the Transactions. As such, WFG is the continuing entity for financial reporting purpose. SEC Manual requires that in a reverse acquisition of historical shareholder’s equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid-in-capital. Therefore, the financial statements have been prepared as if WFG had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.

WHL was incorporated on November 10, 2015 in New York and was disposed on June 30, 2016 to Ms. Wenyu Li, an individual beneficially owning 8.1% of the Company’s ordinary Shares as of June 30, 2016, for a cash consideration of $270,000, which was the net asset value of WHL on the date of disposal. WHL did not conduct any business activities from its inception.

On December 13, 2016, Appelo Ltd. and Wits Global Ltd., each an entity controlled by Mr. Wang Hong (collectively, the “Sellers”) entered into an agreement to transfer all of the ordinary shares of Wins Finance owned by them (an aggregate of 13,440,000 ordinary shares (approximately 67% of the Company’s outstanding ordinary shares)) to Freeman FinTech Corporation Limited (“Freeman”), a company listed on the Hong Kong Stock Exchange. In connection with the transaction, the Seller transferred certain rights in a registration rights agreement to Freeman.

On August 2, 2017, Spectacular Bid Limited, a wholly owned subsidiary of Freeman, completed the acquisition of approximately 67% of the Company’s outstanding shares, and thereafter, Spectacular Bid Limited and Freeman become the Company’s immediate and ultimate holding company.

On June 9, 2020, the Changzhi Public Security Bureau ( the “Bureau”) enforced a judgement against Jinchen Agriculture. Pursuant to the action, the Bureau froze the assets of Jincheng Agriculture and its subsidiaries. Up to the date of the report, the Company’s management was unable to determine the cause of the freeze as the authorities have not provided such information, but it has advised that the Company no longer has control of the assets or operations of Jinchen Agriculture and its subsidiary Dongsheng Guarantee. Therefore, until the freeze is lifted, the Company will not be able to consolidate Shanxi Jinchen and its subsidiary Dongsheng Guarantee into its financial statements. The Company’s other business are unaffected by the freeze and continue to operate normally.

Jinshang Leasing has enter into an agreement for disposal of Jinchen Agriculture and Dongsheng Guarantee to Shanghai Guyan Investment Management Co., Ltd on January 6, 2021.

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS (CON’T)

As at 30 June 2021 and the date of approval of the consolidated financial statements, the Company had the following wholly-owned subsidiaries:

Place and date of
Name of entity	establishment	Registered capital	Principal activities

Wins Finance Group	British Virgin Islands	USD 30,000,100.00	A holding company 100%
Limited(“WFG”)	July 27, 2014		owned by Wins Finance

Full Shine Capital	Hong Kong		A holding company 100%
Resources Limited	August 01, 2013	HKD 1.00	owned by WFG
(“Full Shine”)

Jinshang International	PRC	USD 180,000,000.00	A company providing
Financial Leasing	May 18, 2009		financial leasing services and
Co.,Ltd (“Jingshang Leasing”)			100% owned by Full shine

Going concern and management plans

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations in the foreseeable future and that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations. During the financial year ended 30 June 2021, the Company incurred a net loss of approximately USD 216 million and as at 30 June 2021, its negative net stockholders’ equity of approximately US$2.6 million and its negative operating activities cash flows of US$13,007. The Company revenue in the year ended June 30 2021 was decreased significantly as compared with the year ended June 30 2020 due to the continued adverse impact of the COVID-19 outbreak on the Company’s financial leasing business. Besides, the COVID-19 was contained in China in the second half of 2020, the lessee’s ability to repay the rental expense was still affected and the Company had made specific allowance for the lease payment with amount to USD 121,412,692 as of June 30 2021 based on the specific risk of collectability of the lessee was identified. The Company funded these losses dependent upon:

(1)the continued financial support from its related party or its ability to obtain external financing; or

(2)further implement management’s business plan to extend its operations and generate sufficient revenues to meet its obligations.

While the Company believes in the viability of its strategy to increase sales volume and in its ability to raise additional funds, there can be neither any assurances to that effect, nor any assurance that the Company will be successful in securing sufficient funds to sustain the operations.

As of June 30, 2021, the Company’s having a minimum cash balance on the consolidated statement of financial position. The Company has taken an intensive review of operations and expenditures, including selling, distribution, and administration expenses, to identify and eliminate inefficiencies and redundancies in order to preserve cash while maintaining the business. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from June 30, 2021. These consolidated financial statements do not reflect adjustments to the carrying value of assets and liabilities, reported expenses and statement of financial position classification that would be necessary if going concern assumption was not appropriate. These adjustments could be material.

NOTE 1 -             ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated financial statements include the financial statements of Wins Finance Holdings Inc. (“Wins Finance”) and its subsidiaries, Wins Holdings LLC (“WHL”),Wins Finance Group Limited (“WFG”), Full Shine Capital Resources Limited (“Full Shine”), Jinshang International Financial Leasing Co., Ltd. (“Jinshang Leasing”), Shanxi Jinchen Agriculture Co., Ltd. (“Jinchen Agriculture) and Shanxi Dongsheng Finance Guarantee Co., Ltd. (“Dongsheng Guarantee”). Wins Finance and its subsidiaries are collectively referred to as the “Company”.

Wins Finance was incorporated in the Cayman Islands as an exempt company on February 15, 2015 and was then a wholly owned subsidiary of Sino Mercury Acquisition Corp.

WFG was incorporated under the laws of British Virgin Islands on July 27, 2014 and was initially owned 100% by Mr. Wang Hong. On October 23, 2014, WFG acquired a wholly-owned subsidiary, Full Shine, which is a shell company incorporated in the laws of the Hong Kong Special Administrative Region (the “HKSAR” or “Hong Kong”), for HK$1.

On December 2, 2014, WFG, through Full Shine, acquired 100% of the equity capital of Jinshang Leasing, a PRC Company, by means of a share exchange (the “Jinshang Leasing Share Exchange”) pursuant to which WFG issued 30,000,000 ordinary shares to a personal holding Company owned by Mr. Wang Hong in exchange for Mr. Wang Hong’s transferring 100% of the equity capital of Jinshang Leasing to Full Shine.

The share exchange among WFG, Full Shine and Mr. Wang Hong is considered in substance to be a capital transaction, rather than a business combination transaction, because prior to the share exchange WFG and Full Shine did not have any operations, had an immaterial amount of assets, and were controlled by the same owner as Jinshang Leasing. WFG’s financial statements as of and for the year ended June 30, 2015 consolidate WFG, Full Shine, Jinshang Leasing, and Jinshang Leasing’s direct and indirect wholly-owned PRC subsidiaries Jinchen Agriculture, Dongsheng Guarantee and Tianjin Jiaming. Following the completion of the capital transaction, WFG conducted business operations primarily through Jinshang Leasing and Dongsheng Guarantee.

Jinshang Leasing was incorporated on May 18, 2009 in Beijing, the People’s Republic of China (the “PRC”) under the laws of PRC and engages primarily in providing financing lease services to small and medium-sized companies and related financing consulting services in the PRC.

Tianjin Jiaming was incorporated on April 23, 2014 as a wholly-owned subsidiary of Jinshang Leasing. Tianjin Jiaming did not conduct any business activities from its inception through September 30, 2015, and it was dissolved on March 30, 2018.

Dongsheng Guarantee was incorporated on February 22, 2006 in Jinzhong City, Shanxi Province, PRC under the laws of PRC and is mainly engaged in providing credit guarantees to small and medium-sized companies and related consulting finance services in the PRC.

Jinchen Agriculture was incorporated on February 29, 2012 in Jinzhong City. Shanxi Province, PRC under the laws of PRC. Jinchen Agriculture did not conduct any business activities from its inception through September 30, 2015.

On October 26, 2015, Wins Finance consummated the transactions contemplated by the Agreement and Plan of Reorganization (the “Merger Agreement”), dated as of April 24, 2015 and amended on May 5, 2015, by and among Wins Finance, Sino Mercury Acquisition Corp. (“Sino”), WFG and the shareholders of WFG (the “WFG Shareholders”).

Upon the closing of the transactions contemplated by the Merger Agreement (the “Closing”), (i) Sino merged with and into Wins Finance with Wins Finance surviving the merger (the “Merger”) and (ii) the WFG Shareholders exchanged 100% of the ordinary shares of WFG for cash and ordinary shares of Wins Finance (the “Share Exchange” together with the Merger, the “Transactions”).

WFG is an integrated financing solution provider with operations located primarily in Jinzhong City, Shanxi Province and Beijing, China. WFG’s goal is to assist Chinese small & medium enterprises, including microenterprises, which have limited access to financing, in improving their overall fund-raising capability and enable them to obtain funding for business development.

As a result of the Transactions, the former members of WFG own approximately 78.0% of the stock of Wins Finance and the former stockholders of Sino own the remaining 22.0%.

The Transactions are accounted for as a “reverse merger” and recapitalization at the date of the consummation of the Transactions since the former members of WFG owned a majority of common stock of the Company and WFG’s operations will be the operations of Sino following the Transactions. Accordingly, WFG is deemed to be the accounting acquirer in the Transactions and, consequently, the Transactions are treated as a recapitalization of WFG. As a result, the assets and liabilities and the historical operations that will be reflected in the Sino’s financial statements after consummation of the Transactions will be those of WFG and will be recorded at the historical cost basis of WFG. Sino’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of WFG upon consummation of the Transactions. As such, WFG is the continuing entity for financial reporting purpose. SEC Manual requires that in a reverse acquisition of historical shareholder’s equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid-in-capital. Therefore, the financial statements have been prepared as if WFG had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.

WHL was incorporated on November 10, 2015 in New York and was disposed on June 30, 2016 to Ms. Wenyu Li, an individual beneficially owning 8.1% of the Company’s ordinary Shares as of June 30, 2016, for a cash consideration of $270,000 (Note 8), which was the net asset value of WHL on the date of disposal. WHL did not conduct any business activities from its inception.

On December 13, 2016, Appelo Ltd. and Wits Global Ltd., each an entity controlled by Mr. Wang Hong (collectively, the “Sellers”) entered into an agreement to transfer all of the ordinary shares of Wins Finance owned by them (an aggregate of 13,440,000 ordinary shares (approximately 67% of the Company’s outstanding ordinary shares)) to Freeman FinTech Corporation Limited (“Freeman”), a company listed on the Hong Kong Stock Exchange. In connection with the transaction, the Seller transferred certain rights in a registration rights agreement to Freeman.

On August 2, 2017, Spectacular Bid Limited, a wholly owned subsidiary of Freeman, completed the acquisition of approximately 67% of the Company’s outstanding shares, and thereafter, Spectacular Bid Limited and Freeman become the Company’s immediate and ultimate holding company.

On June 9, 2020, the Changzhi Public Security Bureau ( the “Bureau”) enforced a judgement against Jinchen Agriculture. Pursuant to the action, the Bureau froze the assets of Jincheng Agriculture and its subsidiaries. Up to the date of the report, the Company’s management was unable to determine the cause of the freeze as the authorities have not provided such information, but it has advised that the Company no longer has control of the assets or operations of Jinchen Agriculture and its subsidiary Dongsheng Guarantee. Therefore, until the freeze is lifted, the Company will not be able to consolidate Shanxi Jinchen and its subsidiary Dongsheng Guarantee into its financial statements. The Company’s other business are unaffected by the freeze and continue to operate normally.

As at June 30 2020 and the date of approval of the consolidated financial statements, the Company had the following wholly-owned subsidiaries:

Place and date of
Name of entity	establishment	Registered capital	Principal activities

Wins Finance Group	British Virgin Islands	USD 30,000,100.00	A holding company 100%
Limited(“WFG”)	July 27, 2014		owned by Wins Finance

Full Shine Capital	Hong Kong		A holding company 100%
Resources Limited	August 01, 2013	HKD 1.00	owned by WFG
(“Full Shine”)

Jinshang International	PRC	USD 180,000,000.00	A company providing
Financial Leasing	May 18, 2009		financial leasing services and
Co.,Ltd (“Jingshang Leasing”)			100% owned by Full shine

GOING CONCERN AND MANAGEMENT’S PLANS

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations in the foreseeable future and that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations. The Company has incurred losses for the year ended June 30, 2020 of approximately USD 12 million from continuing operation and net cash used in operating activities in 2020 of approximately USD 3.11 million from continuing operations. The Company has funded these losses primarily through cash generated from operations over the years. The Company expects revenue in the year ended June 30 2021 to decrease 25% as compared with the year ended June 30 2020 due to the adverse impact of the COVID-19 outbreak on the Company’s financial leasing business. Despite COVID-19 was contained in China in the second half of 2020, the lessee’s ability to repay the rental expense was still affected and the Company had made specific allowance for the lease payment with amount to USD 101,862,247 as of June 30, 2020 based on the specific risk of collectability of the lessee was identified.

As of June 30, 2020, the Company’s cash balances totaled USD 38,000. The Company has taken an intensive review of operations and expenditures, including selling, distribution and administration expenses, to identify and eliminate inefficiencies and redundancies in order to preserve cash while maintaining the business. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from June 30, 2020. These consolidated financial statements do not reflect adjustments to the carrying value of assets and liabilities, reported expenses and statement of financial position classification that would be necessary if going concern assumption was not appropriate. These adjustments could be material.